Document and Entity Information	Jan. 03, 2024
Cover [Abstract]
Entity Registrant Name	Enovis CORP
Amendment Flag	true
Entity Central Index Key	0001420800
Document Type	8-K/A
Document Period End Date	Jan. 03, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-34045
Entity Tax Identification Number	54-1887631
Entity Address, Address Line One	2711 Centerville Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	(302)
Local Phone Number	252-9160
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ENOV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously reported, on January 3, 2024, Enovis Corporation (the “Company” or “Enovis”) completed its previously announced acquisition of LimaCorporate S.p.A. (“Lima”) from Emil Holding II S.à r.l (“Seller”). Pursuant to the Share Purchase Agreement, dated September 22, 2023, between Seller and the Company, the Company acquired all of the issued and outstanding share capital of Lima from the Seller. This Amendment No. 1 to Current Report on Form 8-K/A (“Amendment No. 1”) is filed to amend the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) by the Company on January 3, 2024 (the “Initial Report”) to include the historical financial statements of Lima and certain pro forma financial information required by Item 9.01 (a) and (b) of Form 8-K. The pro forma financial information included in this Amendment No. 1 has been presented for informational purposes only. It does not purport to represent the actual results of operations that Enovis and Lima would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after the consummation of the acquisition. Except as described above, all other information in the Initial Report remains unchanged and is incorporated by reference herein.